Revenue from Contracts with Customers and Relevant Contract Assets and Liabilities - Detail Explanation of Revenue in Statement of Profit or Loss (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue from contracts with customers	₩ 23,012,257
Revenue from other sources	423,793
Operating revenue	₩ 23,436,050	₩ 23,546,929	₩ 23,164,202